Operating Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Maturity Analysis of The Undiscounted Cash Flows of Operating Lease Liabilities	A maturity analysis of the annual undiscounted cash flows of the Company’s operating lease liabilities as of December 31, 2022 and June 30, 2023, is presented in the following table:

	December 31, 2022	June 30, 2023
	(in thousands)
One year	$924	$484
Two years	1,246	1,328
Three years	1,209	1,142
Four years	1,211	1,794
Total undiscounted operating lease commitments	$4,590	$4,748
Less: Discount adjustment	(339)	(326)
Total operating lease liabilities	4,251	4,422
Less: current portion	(219)	(238)
Operating lease liabilities, non-current portion	$4,032	$4,184